Financial and capital risk management - Ratings And Level Of Guarantee Requirement (Details)	Jun. 30, 2024 ha
Bottom of range | Medium-sized farmers
Disclosure of credit risk exposure [line items]
Customer size, planted acreage (in hectares)	100
Top of range | Medium-sized farmers
Disclosure of credit risk exposure [line items]
Customer size, planted acreage (in hectares)	10,000
Credit risk | Trade receivables | AA & A | Very small
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	24.00%
Credit risk | Trade receivables | AA & A | Very small | Other
Disclosure of credit risk exposure [line items]
% Of guarantees required on sales	0.00%
Credit risk | Trade receivables | AA & A | Very small | Bottom of range | Medium-sized farmers
Disclosure of credit risk exposure [line items]
% Of guarantees required on sales	80.00%
Credit risk | Trade receivables | AA & A | Very small | Top of range | Medium-sized farmers
Disclosure of credit risk exposure [line items]
% Of guarantees required on sales	90.00%
Credit risk | Trade receivables | B | Medium
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	49.00%
Credit risk | Trade receivables | B | Medium | Medium-sized farmers
Disclosure of credit risk exposure [line items]
% Of guarantees required on sales	100.00%
Credit risk | Trade receivables | B | Medium | Other
Disclosure of credit risk exposure [line items]
% Of guarantees required on sales	30.00%
Credit risk | Trade receivables | C & D | High
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	15.00%
Credit risk | Trade receivables | C & D | High | Medium-sized farmers
Disclosure of credit risk exposure [line items]
% Of guarantees required on sales	100.00%
Credit risk | Trade receivables | C & D | High | Other
Disclosure of credit risk exposure [line items]
% Of guarantees required on sales	60.00%
Credit risk | Trade receivables | Simplified
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	12.00%